Property And Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and Equipment, net as of December 31, 2020 and 2019 and September 30, 2021 (unaudited) consisted of the following:

	As of December 31,		As of September 30,
	2020	2019	2021
			(unaudited)
Computers and equipment	$659	$587	$726
Leasehold improvements	—	62	—

	659	649	726
Less: accumulated depreciation	(333)	(293)	(364)

Total	$326	$356	$362